Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
INTANGIBLE ASSETS
Goodwill by segment and changes in the carrying amount are as follows:

	Real Estate Franchise Services	Company Owned Brokerage Services	Relocation Services	Title and Settlement Services	Total Company
Goodwill balance at January 1, 2009	1,556	600	344	72	2,572
Goodwill Acquired	—	4	—	1	5
Balance at December 31, 2009	1,556	604	344	73	2,577
Goodwill acquired (a)	—	20	16	—	36
Goodwill reduction for locations sold	—	(2)	—	—	(2)
Balance at December 31, 2010	1,556	622	360	73	2,611
Goodwill acquired	—	3	—	—	3
Balance at December 31, 2011	$1,556	$625	$360	$73	$2,614
Goodwill and accumulated impairment summary
Gross Goodwill as of December 31, 2011	$2,265	$783	$641	$397	$4,086
Accumulated impairment losses (b)	(709)	(158)	(281)	(324)	(1,472)
Balance at December 31, 2011	$1,556	$625	$360	$73	$2,614
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(a)	The increase in goodwill relates to acquisitions of real estate brokerages and the acquisition of Primacy.

(b)
During the fourth quarter of 2008, the Company recorded an impairment charge of $1,739 million which reduced intangible assets by $384 million and reduced goodwill by $1,355 million. During the fourth quarter of 2007, the Company recorded an impairment charge of $667 million which reduced intangible assets by $550 million and reduced goodwill by $117 million.

During the fourth quarter of 2011, 2010 and 2009, the Company performed its annual impairment analysis of goodwill and unamortized intangible assets. These analyses resulted in no impairment charges.
Intangible assets are as follows:

	As of December 31, 2011			As of December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Franchise Agreements
Amortizable—Franchise agreements (a)	$2,019	$322	$1,697	$2,019	$255	$1,764
Unamortizable—Franchise agreement (b)	1,145	—	1,145	1,145	—	1,145
Total Franchise Agreements	$3,164	$322	$2,842	$3,164	$255	$2,909
Unamortizable—Trademarks (c)	$732	$—	$732	$732	$—	$732
Other Intangibles
Amortizable—License agreements (d)	$45	$4	$41	$45	$3	$42
Amortizable—Customer relationships (e)	529	144	385	529	107	422
Amortizable—Pendings and listings (f)	—	—	—	2	1	1
Unamortizable—Title plant shares (g)	10	—	10	10	—	10
Amortizable—Other (h)	17	14	3	12	9	3
Total Other Intangibles	$601	$162	$439	$598	$120	$478
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(a)    Generally amortized over a period of 30 years.

(b)	Relates to the Real Estate Franchise Services franchise agreement with NRT, which is expected to generate future cash flows for an indefinite period of time.

(c)
Relates to the Century 21, Coldwell Banker, ERA, The Corcoran Group, Coldwell Banker Commercial and Cartus tradenames, which are expected to generate future cash flows for an indefinite period of time.

(d)	Relates to the Sotheby’s International Realty and Better Homes and Gardens Real Estate agreements which are being amortized over 50 years (the contractual term of the license agreements).

(e)	Relates to the customer relationships at the Title and Settlement Services segment and the Relocation Services segment. These relationships are being amortized over a period of 5 to 20 years.

(f)	Amortized over the estimated closing period of the underlying contracts (in most cases five months).

(g)
Primarily related to the Texas American Title Company title plant shares. Ownership in a title plant is required to transact title insurance in certain states. The Company expects to generate future cash flows for an indefinite period of time.

(h)	Generally amortized over periods ranging from 2 to 10 years.
Intangible asset amortization expense is as follows:

	For the Year Ended December 31,
	2011	2010	2009
Franchise agreements	67	67	67
License agreement	1	—	1
Customer relationships	37	37	25
Pendings and listings	2	1	1
Other	5	6	1
Total	112	111	95
Based on the Company’s amortizable intangible assets as of December 31, 2011, the Company expects related amortization expense to be approximately $107 million, $105 million, $105 million, $95 million, $95 million and $1,619 million in 2012, 2013, 2014, 2015, 2016 and thereafter, respectively.